UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Investment Grade Bond Central Fund

December 31, 2018

TP1-QTLY-0219
1.811341.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
2.45% 6/30/20	$5,357,000	$5,286,453
3.6% 2/17/23	9,137,000	9,089,983
4.45% 4/1/24	656,000	666,840
4.5% 3/9/48	20,000,000	17,243,539
BellSouth Capital Funding Corp. 7.875% 2/15/30	255,000	305,951
CenturyLink, Inc. 6.15% 9/15/19	3,031,000	3,069,733
Verizon Communications, Inc.:
3.45% 3/15/21	20,069,000	20,200,619
3.85% 11/1/42	1,748,000	1,513,819
4.522% 9/15/48	6,742,000	6,324,960
4.862% 8/21/46	4,981,000	4,901,685
5.012% 4/15/49	26,601,000	26,541,622
		95,145,204
Entertainment - 0.2%
NBCUniversal, Inc.:
4.45% 1/15/43	2,951,000	2,848,205
5.95% 4/1/41	2,064,000	2,371,703
Time Warner, Inc.:
4.9% 6/15/42	5,000,000	4,561,018
6.2% 3/15/40	7,609,000	8,077,454
		17,858,380
Media - 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	9,542,000	9,633,205
4.908% 7/23/25	6,415,000	6,375,911
5.375% 5/1/47	25,289,000	22,944,068
6.484% 10/23/45	2,345,000	2,420,259
Comcast Corp.:
3.9% 3/1/38	1,575,000	1,459,681
3.969% 11/1/47	5,095,000	4,560,776
3.999% 11/1/49	5,816,000	5,219,264
4% 3/1/48	27,883,000	25,444,884
4.6% 8/15/45	4,166,000	4,064,539
4.65% 7/15/42	3,722,000	3,687,598
Time Warner Cable, Inc.:
4% 9/1/21	17,166,000	17,060,967
4.5% 9/15/42	1,585,000	1,275,688
5.5% 9/1/41	2,836,000	2,509,358
6.55% 5/1/37	12,789,000	13,137,012
7.3% 7/1/38	4,675,000	5,072,755
8.25% 4/1/19	13,760,000	13,914,446
		138,780,411

TOTAL COMMUNICATION SERVICES		251,783,995

CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.8%
General Motors Financial Co., Inc.:
3.15% 1/15/20	10,728,000	10,662,476
3.5% 7/10/19	7,458,000	7,456,835
4.25% 5/15/23	3,750,000	3,662,093
4.375% 9/25/21	36,356,000	36,503,229
		58,284,633
CONSUMER STAPLES - 1.7%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	7,362,000	7,236,151
3.3% 2/1/23	16,234,000	15,806,443
3.65% 2/1/26	17,610,000	16,630,783
4.7% 2/1/36	15,370,000	14,312,428
4.9% 2/1/46	17,579,000	16,323,334
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	8,321,000	7,254,206
		77,563,345
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	4,256,000	4,231,770
3.3% 11/18/21	5,048,000	5,024,557
		9,256,327
Tobacco - 0.6%
Altria Group, Inc.:
4% 1/31/24	4,065,000	3,994,590
9.25% 8/6/19	1,502,000	1,552,382
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	7,942,000	7,877,658
4.25% 7/21/25 (a)	7,942,000	7,815,074
Reynolds American, Inc.:
4% 6/12/22	5,439,000	5,380,117
5.7% 8/15/35	2,047,000	2,000,621
6.15% 9/15/43	7,130,000	6,956,621
7.25% 6/15/37	9,291,000	10,149,894
		45,726,957

TOTAL CONSUMER STAPLES		132,546,629

ENERGY - 4.8%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,309,000	3,402,182
Noble Holding International Ltd.:
7.95% 4/1/25 (b)	3,629,000	2,726,286
8.95% 4/1/45 (b)	3,503,000	2,662,280
		8,790,748
Oil, Gas & Consumable Fuels - 4.7%
Alberta Energy Co. Ltd. 8.125% 9/15/30	6,512,000	8,206,373
Amerada Hess Corp. 7.875% 10/1/29	3,538,000	3,959,394
Anadarko Finance Co. 7.5% 5/1/31	5,962,000	7,054,971
Anadarko Petroleum Corp.:
4.85% 3/15/21	2,359,000	2,415,252
5.55% 3/15/26	4,842,000	5,073,499
6.2% 3/15/40	7,169,000	7,426,354
6.45% 9/15/36	2,708,000	2,927,419
6.6% 3/15/46	8,272,000	9,144,397
Canadian Natural Resources Ltd. 5.85% 2/1/35	3,547,000	3,773,882
Cenovus Energy, Inc. 4.25% 4/15/27	7,623,000	6,946,899
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	7,369,000	7,342,564
4.5% 6/1/25	2,235,000	2,252,036
DCP Midstream LLC:
4.75% 9/30/21 (a)	5,140,000	5,075,750
5.35% 3/15/20 (a)	4,099,000	4,114,371
DCP Midstream Operating LP:
2.7% 4/1/19	6,241,000	6,190,292
3.875% 3/15/23	9,216,000	8,640,000
5.6% 4/1/44	9,458,000	8,181,170
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	2,382,000	2,368,506
3.9% 5/15/24 (b)	2,513,000	2,410,388
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	801,706
Enbridge, Inc.:
4.25% 12/1/26	2,430,000	2,404,091
5.5% 12/1/46	2,804,000	3,011,956
Energy Transfer Partners LP:
4.2% 9/15/23	1,740,000	1,714,731
4.95% 6/15/28	5,937,000	5,820,514
5.8% 6/15/38	3,310,000	3,225,108
6% 6/15/48	2,156,000	2,102,059
Enterprise Products Operating LP:
2.55% 10/15/19	1,568,000	1,559,708
3.7% 2/15/26	8,000,000	7,886,167
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	2,796,818
MPLX LP:
4.5% 7/15/23	2,945,000	2,974,311
4.8% 2/15/29	1,588,000	1,585,072
4.875% 12/1/24	3,871,000	3,940,119
5.5% 2/15/49	4,763,000	4,638,954
Nakilat, Inc. 6.067% 12/31/33 (a)	2,653,000	2,880,574
Petrobras Global Finance BV:
4.375% 5/20/23	45,164,000	43,080,585
6.25% 3/17/24	1,950,000	1,978,275
7.25% 3/17/44	14,448,000	14,238,648
Petroleos Mexicanos:
4.5% 1/23/26	11,975,000	10,322,450
4.625% 9/21/23	10,480,000	9,835,480
4.875% 1/18/24	5,463,000	5,091,516
5.625% 1/23/46	10,000,000	7,568,900
6.375% 1/23/45	21,014,000	16,916,270
6.5% 3/13/27	6,600,000	6,204,000
6.5% 6/2/41	22,489,000	18,620,892
6.75% 9/21/47	7,020,000	5,804,768
Phillips 66 Partners LP 2.646% 2/15/20	617,000	611,610
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,156,000	8,988,294
The Williams Companies, Inc.:
3.7% 1/15/23	9,215,000	8,989,327
4.55% 6/24/24	24,070,000	24,303,720
Western Gas Partners LP:
4.5% 3/1/28	1,000,000	935,262
4.65% 7/1/26	1,646,000	1,592,562
4.75% 8/15/28	1,731,000	1,648,741
5.375% 6/1/21	10,236,000	10,542,477
Williams Partners LP:
4% 11/15/21	1,074,000	1,078,133
4.125% 11/15/20	1,086,000	1,094,438
4.3% 3/4/24	5,461,000	5,441,588
		355,733,341

TOTAL ENERGY		364,524,089

FINANCIALS - 14.5%
Banks - 8.2%
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (a)	32,172,000	32,939,946
Bank of America Corp.:
3.004% 12/20/23 (b)	13,559,000	13,163,843
3.3% 1/11/23	17,511,000	17,244,900
3.419% 12/20/28 (b)	3,992,000	3,729,125
3.5% 4/19/26	16,328,000	15,725,989
3.705% 4/24/28 (b)	50,000,000	47,989,885
3.95% 4/21/25	6,208,000	6,017,740
4.25% 10/22/26	7,558,000	7,354,670
Barclays PLC:
2.75% 11/8/19	6,297,000	6,251,183
4.375% 1/12/26	7,220,000	6,858,509
Citigroup, Inc.:
3.142% 1/24/23 (b)	30,000,000	29,466,249
3.875% 3/26/25	15,450,000	14,942,310
4.05% 7/30/22	2,408,000	2,418,826
4.3% 11/20/26	19,545,000	18,804,572
4.4% 6/10/25	8,521,000	8,342,639
4.45% 9/29/27	30,000,000	28,927,300
5.5% 9/13/25	23,122,000	24,274,582
Citizens Bank NA 2.55% 5/13/21	2,275,000	2,225,046
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	6,796,000	6,830,608
4.3% 12/3/25	14,216,000	14,036,195
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	7,788,000	7,702,971
3.75% 3/26/25	7,780,000	7,442,788
3.8% 9/15/22	11,780,000	11,693,460
3.8% 6/9/23	12,499,000	12,264,362
Discover Bank 7% 4/15/20	5,075,000	5,282,830
Fifth Third Bancorp 8.25% 3/1/38	1,976,000	2,625,226
HSBC Holdings PLC:
4.25% 3/14/24	3,929,000	3,898,911
5.25% 3/14/44	2,847,000	2,849,080
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,292,678
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	6,959,000	6,310,999
5.71% 1/15/26 (a)	2,324,000	2,131,296
JPMorgan Chase & Co.:
2.95% 10/1/26	18,469,000	17,065,727
3.875% 9/10/24	50,822,000	50,102,465
4.125% 12/15/26	32,394,000	31,739,037
Rabobank Nederland 4.375% 8/4/25	12,226,000	12,013,201
Regions Bank 6.45% 6/26/37	7,667,000	8,982,066
Regions Financial Corp. 3.2% 2/8/21	4,129,000	4,102,453
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	40,908,000	39,660,243
6% 12/19/23	44,042,000	44,572,198
6.1% 6/10/23	22,609,000	22,964,726
6.125% 12/15/22	11,163,000	11,312,659
Synchrony Bank 3% 6/15/22	6,289,000	5,876,338
		619,429,831
Capital Markets - 4.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	9,033,000	8,781,800
4.25% 2/15/24	3,486,000	3,556,273
Deutsche Bank AG 4.5% 4/1/25	17,307,000	15,190,887
Deutsche Bank AG New York Branch:
3.15% 1/22/21	8,705,000	8,412,788
3.3% 11/16/22	13,570,000	12,575,327
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	27,355,000	26,566,222
3.2% 2/23/23	41,200,000	39,960,222
4.25% 10/21/25	18,041,000	17,284,348
5.15% 5/22/45	9,000,000	8,386,545
6.75% 10/1/37	21,656,000	24,479,757
IntercontinentalExchange, Inc. 3.75% 12/1/25	4,530,000	4,549,385
Lazard Group LLC 4.25% 11/14/20	2,138,000	2,166,022
Moody's Corp.:
3.25% 1/15/28	3,317,000	3,140,937
4.875% 2/15/24	3,115,000	3,277,445
Morgan Stanley:
3.125% 1/23/23	8,750,000	8,541,498
3.125% 7/27/26	18,543,000	17,114,890
3.737% 4/24/24 (b)	6,000,000	5,954,167
4.875% 11/1/22	27,262,000	28,091,822
5% 11/24/25	42,447,000	43,301,432
5.75% 1/25/21	13,341,000	13,927,237
7.3% 5/13/19	3,747,000	3,803,885
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	8,000,000	7,763,384
UBS AG Stamford Branch 2.35% 3/26/20	3,650,000	3,613,321
		310,439,594
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	2,393,000	2,320,042
4.125% 7/3/23	6,149,000	5,978,528
Capital One Financial Corp. 3.8% 1/31/28	6,355,000	5,876,512
Discover Financial Services:
3.85% 11/21/22	4,015,000	3,986,953
3.95% 11/6/24	5,006,000	4,939,024
4.1% 2/9/27	6,618,000	6,181,624
5.2% 4/27/22	3,503,000	3,633,964
Synchrony Financial:
3% 8/15/19	2,690,000	2,672,281
3.75% 8/15/21	4,062,000	3,952,962
3.95% 12/1/27	10,348,000	8,720,829
4.25% 8/15/24	4,089,000	3,755,226
		52,017,945
Diversified Financial Services - 0.5%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (a)	1,421,000	1,403,309
BP Capital Markets America, Inc. 4.5% 10/1/20	3,295,000	3,373,009
Brixmor Operating Partnership LP 4.125% 6/15/26	6,959,000	6,741,937
Cigna Corp.:
4.125% 11/15/25 (a)	3,537,000	3,533,659
4.375% 10/15/28 (a)	9,130,000	9,186,515
4.8% 8/15/38 (a)	5,685,000	5,637,233
4.9% 12/15/48 (a)	5,679,000	5,563,935
Voya Financial, Inc. 3.125% 7/15/24	3,911,000	3,687,594
		39,127,191
Insurance - 1.0%
American International Group, Inc. 3.75% 7/10/25	13,815,000	13,233,531
Aon Corp. 5% 9/30/20	1,574,000	1,619,623
Aon PLC 4% 11/27/23	13,880,000	14,046,081
Liberty Mutual Group, Inc.:
5% 6/1/21 (a)	5,457,000	5,604,099
6.5% 3/15/35 (a)	4,626,000	5,394,865
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,048,326
Prudential Financial, Inc. 7.375% 6/15/19	1,370,000	1,394,850
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	13,676,000	14,199,449
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	3,142,000	3,200,175
Unum Group:
5.625% 9/15/20	3,364,000	3,480,110
5.75% 8/15/42	6,479,000	6,464,588
		71,685,697

TOTAL FINANCIALS		1,092,700,258

HEALTH CARE - 3.2%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19	1,950,000	1,931,487
Health Care Providers & Services - 2.5%
Cigna Corp. 3.75% 7/15/23 (a)	7,315,000	7,290,188
CVS Health Corp.:
3.7% 3/9/23	4,200,000	4,154,800
3.875% 7/20/25	6,993,000	6,817,727
4.1% 3/25/25	16,631,000	16,485,043
4.3% 3/25/28	59,313,000	58,078,553
4.78% 3/25/38	8,598,000	8,248,069
5.05% 3/25/48	12,641,000	12,311,097
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	1,505,000	1,514,301
4.272% 8/28/23 (a)	4,751,000	4,746,682
4.9% 8/28/28 (a)	2,000,000	2,036,345
HCA Holdings, Inc.:
4.25% 10/15/19	4,510,000	4,498,725
4.75% 5/1/23	360,000	354,600
5.875% 3/15/22	430,000	440,750
6.5% 2/15/20	38,271,000	39,227,775
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,085,372
Toledo Hospital:
5.325% 11/15/28	2,954,000	2,996,459
6.015% 11/15/48	14,182,000	14,432,868
		186,719,354
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,911,000	1,935,671
Pharmaceuticals - 0.7%
Actavis Funding SCS 3.45% 3/15/22	11,300,000	11,126,625
Mylan NV:
2.5% 6/7/19	3,043,000	3,028,699
3.15% 6/15/21	11,288,000	11,053,860
3.95% 6/15/26	3,635,000	3,314,620
Perrigo Finance PLC 3.5% 12/15/21	767,000	737,431
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	13,805,000	13,348,633
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	5,242,000	4,818,315
Zoetis, Inc. 3.25% 2/1/23	2,189,000	2,153,000
		49,581,183

TOTAL HEALTH CARE		240,167,695

INDUSTRIALS - 0.5%
Airlines - 0.0%
Continental Airlines, Inc. 6.545% 2/2/19	179,909	180,366
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	187,365	187,365
		367,731
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
3% 9/15/23	1,596,000	1,498,577
3.375% 6/1/21	3,658,000	3,622,959
3.75% 2/1/22	7,687,000	7,606,369
3.875% 4/1/21	5,784,000	5,791,167
4.25% 9/15/24	6,449,000	6,303,300
4.75% 3/1/20	6,486,000	6,574,560
		31,396,932
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,756,000	2,969,590

TOTAL INDUSTRIALS		34,734,253

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 6.02% 6/15/26 (a)	709,000	712,528
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	7,460,000	7,607,379

TOTAL INFORMATION TECHNOLOGY		8,319,907

MATERIALS - 0.1%
Chemicals - 0.0%
The Dow Chemical Co. 4.25% 11/15/20	1,596,000	1,624,101
Metals & Mining - 0.1%
Anglo American Capital PLC 4.125% 9/27/22 (a)	2,677,000	2,638,211
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	3,054,000	3,121,402
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	2,325,000	2,214,214
4.5% 8/1/47 (a)	2,360,000	2,275,654
		10,249,481

TOTAL MATERIALS		11,873,582

REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,599,000	1,586,329
4.6% 4/1/22	1,840,000	1,894,108
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,612,000	1,600,264
American Tower Corp. 2.8% 6/1/20	14,800,000	14,684,072
Boston Properties, Inc. 4.5% 12/1/28	5,490,000	5,616,664
Camden Property Trust:
2.95% 12/15/22	2,214,000	2,165,776
4.25% 1/15/24	5,830,000	5,945,241
Corporate Office Properties LP 5% 7/1/25	4,995,000	5,087,881
DDR Corp.:
3.625% 2/1/25	3,640,000	3,477,115
4.25% 2/1/26	2,872,000	2,819,524
4.625% 7/15/22	1,217,000	1,249,515
Duke Realty LP:
3.25% 6/30/26	1,063,000	1,011,536
4.375% 6/15/22	13,137,000	13,464,695
Equity One, Inc. 3.75% 11/15/22	7,500,000	7,487,675
ERP Operating LP:
2.375% 7/1/19	4,920,000	4,904,848
4.75% 7/15/20	3,181,000	3,241,773
Government Properties Income Trust 3.75% 8/15/19	7,823,000	7,830,766
Healthcare Trust of America Holdings LP 3.375% 7/15/21	11,576,000	11,516,793
Highwoods/Forsyth LP 3.2% 6/15/21	4,698,000	4,640,409
Lexington Corporate Properties Trust 4.4% 6/15/24	2,739,000	2,697,983
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	12,759,000	12,811,969
4.5% 1/15/25	4,308,000	4,244,380
4.5% 4/1/27	26,195,000	25,309,563
4.75% 1/15/28	8,836,000	8,661,523
4.95% 4/1/24	2,418,000	2,457,164
5.25% 1/15/26	9,242,000	9,408,787
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,683,000	1,589,467
5% 12/15/23	1,288,000	1,293,122
Ventas Realty LP:
3.125% 6/15/23	1,879,000	1,831,532
3.5% 2/1/25	2,171,000	2,079,102
4% 3/1/28	3,211,000	3,113,831
4.125% 1/15/26	2,587,000	2,566,718
4.375% 2/1/45	1,297,000	1,179,290
Weingarten Realty Investors 3.375% 10/15/22	1,137,000	1,120,990
WP Carey, Inc.:
4% 2/1/25	8,901,000	8,664,351
4.6% 4/1/24	14,578,000	14,795,034
		204,049,790
Real Estate Management & Development - 1.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,585,000	7,543,387
3.95% 11/15/27	6,318,000	6,006,249
4.1% 10/1/24	7,694,000	7,610,130
4.55% 10/1/29	8,071,000	7,953,134
CBRE Group, Inc. 4.875% 3/1/26	19,900,000	20,412,740
Digital Realty Trust LP 3.95% 7/1/22	5,514,000	5,546,499
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,299,477
Liberty Property LP:
3.25% 10/1/26	2,798,000	2,614,108
3.375% 6/15/23	3,033,000	2,987,312
4.125% 6/15/22	2,690,000	2,740,635
4.75% 10/1/20	4,767,000	4,861,568
Mack-Cali Realty LP:
3.15% 5/15/23	10,776,000	9,550,820
4.5% 4/18/22	11,607,000	11,200,053
Mid-America Apartments LP 4% 11/15/25	1,859,000	1,852,922
Post Apartment Homes LP 3.375% 12/1/22	1,090,000	1,077,369
Tanger Properties LP:
3.125% 9/1/26	4,484,000	4,000,185
3.75% 12/1/24	5,090,000	4,935,952
3.875% 12/1/23	3,062,000	3,016,123
3.875% 7/15/27	10,856,000	10,250,924
		119,459,587

TOTAL REAL ESTATE		323,509,377

UTILITIES - 1.9%
Electric Utilities - 1.1%
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,908,000	2,775,442
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	3,561,000	3,767,367
6.4% 9/15/20 (a)	11,762,000	12,264,253
FirstEnergy Corp.:
4.25% 3/15/23	28,183,000	28,632,344
7.375% 11/15/31	10,199,000	12,895,862
IPALCO Enterprises, Inc.:
3.45% 7/15/20	13,000,000	12,981,364
3.7% 9/1/24	2,954,000	2,875,716
LG&E and KU Energy LLC 3.75% 11/15/20	612,000	614,246
TECO Finance, Inc. 5.15% 3/15/20	1,651,000	1,688,184
		78,494,778
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,600,428
Independent Power and Renewable Electricity Producers - 0.3%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	18,515,000	19,345,953
Emera U.S. Finance LP:
2.15% 6/15/19	1,748,000	1,733,715
2.7% 6/15/21	1,721,000	1,676,526
		22,756,194
Multi-Utilities - 0.5%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 5.103% 9/30/66 (b)(c)	21,923,000	19,511,470
3 month U.S. LIBOR + 2.825% 5.628% 6/30/66 (b)(c)	5,100,000	4,743,000
Puget Energy, Inc.:
6% 9/1/21	8,731,000	9,235,529
6.5% 12/15/20	2,803,000	2,960,678
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7286% 5/15/67 (b)(c)	3,850,000	3,141,254
		39,591,931

TOTAL UTILITIES		142,443,331

TOTAL NONCONVERTIBLE BONDS
(Cost $2,719,582,929)		2,660,887,749

U.S. Government and Government Agency Obligations - 35.9%
U.S. Treasury Inflation-Protected Obligations - 2.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$156,092,819	$139,939,091
1% 2/15/46	73,503,574	69,854,836

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		209,793,927

U.S. Treasury Obligations - 33.1%
U.S. Treasury Bonds:
2.5% 2/15/46 (d)	98,520,000	89,111,473
3.375% 11/15/48	180,230,000	193,056,688
U.S. Treasury Notes:
1.25% 10/31/21	171,359,000	165,629,550
1.75% 6/30/22	1,137,012,000	1,109,474,160
1.875% 7/31/22	442,300,000	433,128,662
2% 8/15/25	39,000,000	37,611,429
2.25% 2/15/27	221,411,000	215,154,009
2.25% 8/15/27	37,987,000	36,790,759
2.375% 5/15/27	50,002,000	48,991,832
2.5% 3/31/23	170,000,000	170,023,642

TOTAL U.S. TREASURY OBLIGATIONS		2,498,972,204

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,729,778,164)		2,708,766,131

U.S. Government Agency - Mortgage Securities - 24.7%
Fannie Mae - 12.7%
12 month U.S. LIBOR + 1.479% 3.879% 5/1/33 (b)(c)	4,764	4,923
12 month U.S. LIBOR + 1.553% 4.276% 6/1/36 (b)(c)	39,900	41,483
12 month U.S. LIBOR + 1.650% 4.214% 7/1/35 (b)(c)	243,015	253,101
12 month U.S. LIBOR + 1.728% 4.138% 11/1/36 (b)(c)	374,774	391,968
12 month U.S. LIBOR + 1.745% 3.808% 7/1/35 (b)(c)	50,975	53,311
12 month U.S. LIBOR + 1.878% 4.032% 3/1/36 (b)(c)	155,061	162,655
12 month U.S. LIBOR + 1.900% 4.634% 7/1/37 (b)(c)	62,224	65,583
12 month U.S. LIBOR + 1.906% 4.312% 5/1/36 (b)(c)	152,049	159,543
6 month U.S. LIBOR + 1.313% 3.882% 5/1/34 (b)(c)	202,678	205,148
6 month U.S. LIBOR + 1.383% 3.87% 9/1/33 (b)(c)	264,764	270,541
6 month U.S. LIBOR + 1.535% 4.035% 12/1/34 (b)(c)	36,931	37,840
6 month U.S. LIBOR + 1.535% 4.035% 3/1/35 (b)(c)	25,464	26,185
6 month U.S. LIBOR + 2.460% 5% 3/1/36 (b)(c)	207,738	217,771
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (b)(c)	9,000	9,357
U.S. TREASURY 1 YEAR INDEX + 2.232% 3.883% 8/1/36 (b)(c)	636,131	672,575
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (b)(c)	33,741	35,601
U.S. TREASURY 1 YEAR INDEX + 2.475% 4.47% 5/1/35 (b)(c)	68,431	72,351
2.5% 1/1/34 (e)	17,600,000	17,200,679
2.5% 2/1/43 to 8/1/43	8,084,212	7,692,522
3% 8/1/27 to 8/1/48	275,565,376	269,723,538
3.5% 8/1/33 to 2/1/48	229,012,259	229,685,451
3.5% 1/1/34 (e)	775,000	784,604
3.5% 1/1/34 (e)	1,050,000	1,063,012
3.5% 1/1/34 (e)	775,000	784,604
4% 11/1/31 to 12/1/48	261,646,661	267,962,515
4.5% 8/1/39 to 11/1/48	61,340,380	63,754,197
4.5% 1/1/49 (e)	18,400,000	19,047,787
4.5% 1/1/49 (e)	6,000,000	6,211,235
5% 10/1/21 to 11/1/44	24,938,471	26,399,318
5.5% 1/1/37 to 5/1/44	24,810,277	26,672,424
6% 7/1/19 to 1/1/42	19,640,738	21,706,317
7% 3/1/23 to 6/1/32	692,303	765,470
7.5% 2/1/22 to 11/1/31	625,148	706,166

TOTAL FANNIE MAE		962,839,775

Freddie Mac - 5.4%
12 month U.S. LIBOR + 1.800% 4.356% 5/1/35 (b)(c)	213,748	223,508
6 month U.S. LIBOR + 1.655% 4.155% 4/1/35 (b)(c)	206,393	214,019
6 month U.S. LIBOR + 2.590% 5.09% 10/1/35 (b)(c)	58,602	61,458
U.S. TREASURY 1 YEAR INDEX + 2.249% 3.715% 1/1/35 (b)(c)	20,458	21,574
3% 6/1/31 to 1/1/47	64,918,539	63,536,521
3.5% 6/1/27 to 3/1/48	150,270,431	151,292,891
3.5% 8/1/47	15,339,420	15,352,128
3.5% 1/1/49 (e)	26,800,000	26,783,470
4% 1/1/36 to 3/1/48	81,826,254	84,058,727
4.5% 7/1/25 to 4/1/48	23,765,996	24,826,194
4.5% 1/1/49 (e)	11,750,000	12,158,161
4.5% 1/1/49 (e)	3,900,000	4,035,475
5% 4/1/38 to 7/1/41	10,116,049	10,759,878
5.5% 11/1/33 to 6/1/41	13,241,796	14,224,756
6% 7/1/37 to 8/1/37	425,537	473,021
6.5% 9/1/39	662,778	748,976
7.5% 4/1/22 to 6/1/32	225,701	251,783
8% 7/1/25 to 4/1/27	11,691	13,116
8.5% 6/1/20 to 5/1/22	731	769

TOTAL FREDDIE MAC		409,036,425

Ginnie Mae - 6.6%
3.5% 1/15/41 to 9/20/48	207,975,617	209,802,633
4.5% 5/15/39 to 5/20/41	23,749,238	24,899,745
5% 3/15/39 to 9/15/41	4,061,345	4,310,911
5.5% 3/15/38 to 12/15/38	763,008	825,160
7% 6/15/24 to 9/15/32	1,535,211	1,735,597
7.5% 3/15/22 to 8/15/28	270,112	294,472
8% 4/15/24 to 12/15/25	22,743	25,028
8.5% 8/15/29 to 11/15/31	47,357	54,858
3% 12/20/42 to 11/20/47	107,386,337	106,008,025
3% 1/1/49 (e)	7,075,000	6,968,031
3% 2/1/49 (e)	7,075,000	6,964,715
4% 9/15/40 to 8/20/47	55,577,114	57,222,459
4.5% 1/1/49 (e)	15,800,000	16,341,300
4.5% 1/1/49 (e)	18,000,000	18,616,671
4.5% 1/1/49 (e)	7,400,000	7,653,520
4.5% 2/1/49 (e)	16,200,000	16,739,815
4.5% 2/1/49 (e)	8,100,000	8,369,907
4.5% 2/1/49 (e)	7,900,000	8,163,243

TOTAL GINNIE MAE		494,996,090

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,887,506,472)		1,866,872,290

Asset-Backed Securities - 0.9%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (a)	$6,257,568	$6,279,716
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	12,337,000	12,472,658
Class AA, 2.487% 12/16/41 (a)	2,693,396	2,634,692
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	10,493,513	10,658,971
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.7563% 3/25/32 (b)(c)	16,339	16,543
Series 2004-7 Class AF5, 5.868% 1/25/35	266,768	267,584
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	4,800,510	4,724,714
Class A2II, 4.03% 11/20/47 (a)	8,118,000	7,805,885
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.3313% 3/25/34 (b)(c)	1,134	1,053
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	6,090,943	6,059,284
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	4,300,000	4,383,104
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.125% 3.6313% 7/25/33 (b)(c)	1,525,125	1,529,357
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 3.0163% 9/25/35 (b)(c)	683,291	682,014
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3663% 9/25/34 (b)(c)	16,156	15,391
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)	10,361,607	10,437,920
TOTAL ASSET-BACKED SECURITIES
(Cost $67,876,183)		67,968,886

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.4851% 2/25/37 (b)(c)	91,916	90,384
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.7963% 7/25/35 (b)(c)	323,561	320,204
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (b)(c)	9,064	8,608

TOTAL PRIVATE SPONSOR		419,196

U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	644,613	667,339
Series 1999-57 Class PH, 6.5% 12/25/29	764,268	843,596

TOTAL U.S. GOVERNMENT AGENCY		1,510,935

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,732,487)		1,930,131

Commercial Mortgage Securities - 1.4%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.836% 2/14/43 (b)(f)	70,933	425
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	14,643,000	15,240,588
BX Trust floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.0801% 9/15/37 (a)(b)(c)	2,976,000	2,932,701
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.2551% 11/15/35 (a)(b)(c)	4,091,894	4,023,042
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)	6,311,000	6,310,048
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	4,740,000	5,022,022
Credit Suisse Mortgage Trust Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	5,228,000	5,390,554
Class B, 4.5349% 4/15/36 (a)	938,000	967,270
Class C, 4.782% 4/15/36 (a)	1,079,000	1,103,263
Class D, 4.782% 4/15/36 (a)	2,157,000	2,155,192
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	3,893,000	4,098,429
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	7,520,000	7,486,101
Class CFX, 3.3822% 12/15/34 (a)(b)	6,312,000	6,257,392
Class DFX, 3.3822% 12/15/34 (a)(b)	5,350,000	5,281,201
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	1,087,000	1,123,007
Class DFX, 5.3503% 7/5/33 (a)	1,672,000	1,723,240
Class EFX, 5.5422% 7/5/33 (a)	2,288,000	2,324,978
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/51	14,740,000	15,363,968
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	5,343,160	5,206,527
Class B, 4.181% 11/15/34 (a)	2,247,400	2,206,834
Class C, 5.205% 11/15/34 (a)	1,575,900	1,558,605
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	11,081,000	11,542,116
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $107,117,162)		107,317,503

Municipal Securities - 1.0%
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	$11,575,000	$11,752,561
Series 2010-1, 6.63% 2/1/35	11,315,000	12,031,692
Series 2010-3:
6.725% 4/1/35	16,145,000	17,292,425
7.35% 7/1/35	8,115,000	8,994,909
Series 2010-5, 6.2% 7/1/21	2,262,000	2,343,342
Series 2011, 5.877% 3/1/19	19,560,000	19,646,426
Series 2013, 3.6% 12/1/19	4,360,000	4,365,365
TOTAL MUNICIPAL SECURITIES
(Cost $77,376,910)		76,426,720

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic 4.625% 1/13/28
(Cost $15,604,765)	$15,661,000	$15,058,208

Bank Notes - 0.9%
Capital One NA 2.95% 7/23/21	10,312,000	10,146,916
Discover Bank:
(Delaware) 3.2% 8/9/21	$12,373,000	$12,243,953
3.1% 6/4/20	10,724,000	10,648,966
4.682% 8/9/28 (b)	4,141,000	4,052,383
8.7% 11/18/19	1,160,000	1,209,856
KeyBank NA:
2.25% 3/16/20	20,000,000	19,784,955
6.95% 2/1/28	850,000	1,008,124
PNC Bank NA 2.3% 6/1/20	3,650,000	3,600,319
Synchrony Bank 3.65% 5/24/21	6,801,000	6,654,162
TOTAL BANK NOTES
(Cost $69,974,264)		69,349,634
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 2.42% (g)
(Cost $109,138,760)	109,121,158	109,142,982
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $7,785,688,096)		7,683,720,234
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(128,101,794)
NET ASSETS - 100%		$7,555,618,440

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
4.5% 1/1/49	$(24,400,000)	$(25,259,022)
Ginnie Mae
3% 1/1/49	(7,075,000)	(6,968,031)
3.5% 1/1/49	(32,000,000)	(32,219,222)
4.5% 1/1/49	(625,000)	(646,412)
4.5% 1/1/49	(625,000)	(646,412)
4.5% 1/1/49	(1,675,000)	(1,732,385)
4.5% 1/1/49	(1,275,000)	(1,318,681)
4.5% 1/1/49	(4,800,000)	(4,964,446)
4.5% 1/1/49	(16,200,000)	(16,755,004)
4.5% 1/1/49	(8,100,000)	(8,377,502)
4.5% 1/1/49	(7,900,000)	(8,170,650)

TOTAL GINNIE MAE		(81,798,745)

TOTAL TBA SALE COMMITMENTS
(Proceeds $106,708,396)		$(107,057,767)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ba2	Apr. 2032	Merrill Lynch International	4.29%	Monthly	$8,098	$76	$0	$76

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $301,550,943 or 4.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $4,523.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$637,144
Total	$637,144

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,660,887,749	$--	$2,660,887,749	$--
U.S. Government and Government Agency Obligations	2,708,766,131	--	2,708,766,131	--
U.S. Government Agency - Mortgage Securities	1,866,872,290	--	1,866,872,290	--
Asset-Backed Securities	67,968,886	--	67,968,886	--
Collateralized Mortgage Obligations	1,930,131	--	1,930,131	--
Commercial Mortgage Securities	107,317,503	--	107,317,503	--
Municipal Securities	76,426,720	--	76,426,720	--
Foreign Government and Government Agency Obligations	15,058,208	--	15,058,208	--
Bank Notes	69,349,634	--	69,349,634	--
Money Market Funds	109,142,982	109,142,982	--	--
Total Investments in Securities:	$7,683,720,234	$109,142,982	$7,574,577,252	$--
Derivative Instruments:
Assets
Swaps	$76	$--	$76	$--
Total Assets	$76	$--	$76	$--
Total Derivative Instruments:	$76	$--	$76	$--
Other Financial Instruments:
TBA Sale Commitments	$(107,057,767)	$--	$(107,057,767)	$--
Total Other Financial Instruments:	$(107,057,767)	$--	$(107,057,767)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Inflation-Protected Bond Index Central Fund

December 31, 2018

IPB-QTLY-0219
1.938138.106

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$19,153,214	$20,353,886
2% 1/15/26	23,778,902	25,386,974
2.375% 1/15/25	32,644,909	35,306,834
2.375% 1/15/27	19,132,125	21,128,197
3.625% 4/15/28	16,126,248	19,806,658
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/20	61,322,578	59,960,763
0.125% 4/15/21	53,319,624	51,872,229
0.125% 1/15/22	49,217,506	47,781,227
0.125% 4/15/22	51,954,566	50,276,724
0.125% 7/15/22	50,762,328	49,313,302
0.125% 1/15/23	50,998,153	49,266,366
0.125% 7/15/24	49,594,786	47,572,535
0.125% 7/15/26	41,937,305	39,399,639
0.25% 1/15/25	49,711,181	47,618,393
0.375% 7/15/23	50,588,370	49,476,560
0.375% 7/15/25	49,655,985	47,904,020
0.375% 1/15/27	41,614,924	39,554,276
0.375% 7/15/27	41,122,099	39,038,496
0.5% 1/15/28	40,780,803	38,944,864
0.625% 7/15/21	44,590,197	44,109,307
0.625% 4/15/23	50,877,012	50,051,313
0.625% 1/15/24	50,444,853	49,670,511
0.625% 1/15/26	44,717,853	43,556,133
0.75% 7/15/28	40,047,755	39,228,684
1.125% 1/15/21	42,007,818	41,821,414
1.25% 7/15/20	36,725,901	36,653,920
1.375% 1/15/20	23,898,471	23,751,079
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $1,136,641,849)		1,108,804,304
	Shares	Value

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 2.42% (a)
(Cost $755,777)	755,629	755,780
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,137,397,626)		1,109,560,084
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,440,368
NET ASSETS - 100%		$1,112,000,452

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,003
Total	$2,003

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,108,804,304	$--	$1,108,804,304	$--
Money Market Funds	755,780	755,780	--	--
Total Investments in Securities:	$1,109,560,084	$755,780	$1,108,804,304	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 28, 2019